Fair Value, Investments in Entities That Calculate Net Asset Value Per Share (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 1,507	$ 1,869
Unfunded commitments	252	330
Offshore Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	125	308
Unfunded commitments	0	0
Redemption frequency	Daily - Quarterly	Daily-Quarterly
Offshore Funds [Member] | Minimum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption notice period	1 day	1 day
Offshore Funds [Member] | Maximum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption notice period	60 days	180 days
Hedge funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	1	2
Unfunded commitments	0	0
Redemption frequency	Daily - Quarterly	Monthly-Semi Annually
Hedge funds [Member] | Minimum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption notice period	1 day	5 days
Hedge funds [Member] | Maximum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption notice period	90 days	95 days
Private equity [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	1,313	1,496
Unfunded commitments	243	316
Venture capital funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	68	63
Unfunded commitments	$ 9	$ 14